SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease	$ 342,432	$ 116,777
Total right-of-use assets	342,432	181,768
Operating lease	174,061	117,203
Finance lease		38,437
Total current operating lease liabilities	174,061	155,640
Total non- current operating liabilities	158,895	179,398
Current Portion of Lease Liabilities [Member]
Lessee, Lease, Description [Line Items]
Operating lease	174,061	117,203
Operating lease	158,895
Accounts Payable Accruals and Other Payables [Member]
Lessee, Lease, Description [Line Items]
Finance lease		38,437
Other Payables [Member]
Lessee, Lease, Description [Line Items]
Finance lease		23,758
Right of Use Assets [Member]
Lessee, Lease, Description [Line Items]
Operating lease	342,432	116,777
Equipment and Software Net [Member]
Lessee, Lease, Description [Line Items]
Finance lease		$ 64,991